Reinsurance - Summary of Assumed and Ceded Reinsurance on Premiums Written, Premiums Earned and Insurance Losses and Loss Adjustment Expenses (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Premiums Written, Net [Abstract]
Direct Premiums Written	$ 1,249.5	$ 1,305.7
Assumed Premiums Written	875.7	1,045.6
Ceded Premiums Written	(774.7)	(845.2)
Premiums Written, Net, Total	1,350.5	1,506.1
Premiums Earned, Net [Abstract]
Direct Premiums Earned	1,203.6	1,171.5
Assumed Premiums Earned	755.7	776.9
Ceded Premiums Earned	(671.9)	(621.2)
Premiums Earned, Net, Total	1,287.4	1,327.2
Policyholder Benefits and Claims Incurred, Net [Abstract]
Policyholder Benefits and Claims Incurred, Direct	691.7	719.2
Policyholder Benefits and Claims Incurred, Assumed	353.4	402.4
Policyholder Benefits and Claims Incurred, Ceded	(328.0)	(353.9)
Policyholder Benefits and Claims Incurred, Net, Total	$ 717.1	$ 767.7